SUMMARY OF ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

The table below summarizes the fair values of our financial liabilities as of June 30, 2012:

	Fair Value at	Fair Value Measurement Using
	June 30, 2012	Level 1	Level 2	Level 3
Warrant derivative liability	$2,055,538	$—	$—	$2,055,538

	$2,055,538	$—	$—	$2,055,538

The table below summarizes the fair values of our financial liabilities as of December 31, 2011:

	Fair Value at December 31, 2011	Fair Value Measurement Using
		Level 1	Level 2	Level 3
Warrant derivative liability	$1,734,127	$—	$—	$1,734,127
	$1,734,127	$—	$—	$1,734,127

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the six months ended June 30, 2012.

2012
Balance at beginning of year	$1,734,127
Change in fair value of warrant liability	748,056
Reclassification to equity upon exercise of warrants	(426,645)
Balance at end of period	$2,055,538

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the years ended December 31, 2011 and 2010.

	2011	2010
Balance at beginning of year	$2,314,033	$2,290,686
Additions to derivative instruments	—	—
Change in fair value of warrant liability	(579,906)	109,654
Reclassification to equity upon exercise of warrants	—	(86,307)
Balance at end of period	$1,734,127	$2,314,033